Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Nov. 07, 2025 USD ($)	Feb. 23, 2024 USD ($)	Apr. 30, 2026 CAD ($) shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2024 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments			$ 1,275		$ 445	$ 1,535
Number of underwritten public offering shares | shares						1,265,000
Number of shares exercise by underwriter of over allotment option | shares						165,000
Public offering price for each common share | $ / shares							$ 1
Restricted Stock Units
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments			$ 1,200		0	$ 0
At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price	$ 30.0
Number of common shares sold/issued | shares			533,969	13,315,850			629,240
Proceeds from sale of common shares			$ 900		$ 12,200	$ 1,800
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares				5,893,768	5,893,768
Convertible debentures				$ 3.0
Debt conversion principal debt amount				$ 3.0
Common Shares | Top of Range | At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price		$ 60.0